Trade and other receivables	12 Months Ended
Oct. 31, 2021
Trade and other receivables
Trade and other receivables
12.	Trade and other receivables

As at	October 31, 2021	October 31, 2020
	$	$
Trade accounts receivable	6,494	2,673
Sales tax receivable	681	188
Total	7,175	2,861